FAIR VALUE MEASUREMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
FAIR VALUE MEASUREMENT
Transfers of financial assets from level 1 to 2	$ 0
Transfers of financial assets from level 2 to 1	0
Transfers of financial assets into 3	0
Transfers of financial assets from 3	0
Transfers of financial liabilities from level 1 to 2	0
Transfers of financial liabilities from level 2 to 1	0
Transfers of financial liabilities into 3	0
Transfers of financial liabilities from 3	0
Long term debt
FAIR VALUE MEASUREMENT
Total financial liabilities	1,878,900	$ 1,762,200
Fair value measurement at Recurring basis
FAIR VALUE MEASUREMENT
Total financial assets	113,210	86,767
Total financial liabilities		8,325
Fair value measurement at Recurring basis | Fair value of derivative financial instruments
FAIR VALUE MEASUREMENT
Total financial liabilities		8,325
Fair value measurement at Recurring basis | Trade receivables
FAIR VALUE MEASUREMENT
Total financial assets	8,320	10,055
Fair value measurement at Recurring basis | Equity securities (FVOCI)
FAIR VALUE MEASUREMENT
Total financial assets	86,252	76,532
Fair value measurement at Recurring basis | Other securities (FVTPL)
FAIR VALUE MEASUREMENT
Total financial assets	9,119
Fair value measurement at Recurring basis | Fair value of derivative financial instruments
FAIR VALUE MEASUREMENT
Total financial assets	9,519	180
Fair value measurement at Recurring basis | Level 1
FAIR VALUE MEASUREMENT
Total financial assets	79,086	61,245
Fair value measurement at Recurring basis | Level 1 | Equity securities (FVOCI)
FAIR VALUE MEASUREMENT
Total financial assets	69,967	61,245
Fair value measurement at Recurring basis | Level 1 | Other securities (FVTPL)
FAIR VALUE MEASUREMENT
Total financial assets	9,119
Fair value measurement at Recurring basis | Level 2
FAIR VALUE MEASUREMENT
Total financial assets	34,124	25,522
Total financial liabilities		8,325
Fair value measurement at Recurring basis | Level 2 | Fair value of derivative financial instruments
FAIR VALUE MEASUREMENT
Total financial liabilities		8,325
Fair value measurement at Recurring basis | Level 2 | Trade receivables
FAIR VALUE MEASUREMENT
Total financial assets	8,320	10,055
Fair value measurement at Recurring basis | Level 2 | Equity securities (FVOCI)
FAIR VALUE MEASUREMENT
Total financial assets	16,285	15,287
Fair value measurement at Recurring basis | Level 2 | Fair value of derivative financial instruments
FAIR VALUE MEASUREMENT
Total financial assets	$ 9,519	$ 180